Schedule of investments
Delaware Equity Income Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.88%
Communication Services — 11.93%
AT&T	314,300	$9,039,268
Comcast Class A	187,488	9,824,371
Verizon Communications	160,500	9,429,375
Walt Disney †	54,677	9,906,379
		38,199,393
Consumer Discretionary — 5.74%
Dollar Tree †	85,200	9,205,008
Lowe's	57,200	9,181,172
		18,386,180
Consumer Staples — 9.06%
Archer-Daniels-Midland	195,000	9,829,950
Conagra Brands	261,300	9,474,738
Mondelez International Class A	166,200	9,717,714
		29,022,402
Energy — 2.87%
ConocoPhillips	229,420	9,174,506
		9,174,506
Financials — 12.12%
Allstate	88,700	9,750,791
American International Group	251,900	9,536,934
Discover Financial Services	107,635	9,744,197
Truist Financial	204,500	9,801,685
		38,833,607
Healthcare — 18.25%
Cardinal Health	171,700	9,196,252
Cigna	47,500	9,888,550
CVS Health	138,400	9,452,720
Johnson & Johnson	62,700	9,867,726
Merck & Co.	120,700	9,873,260
Viatris †	543,837	10,191,505
		58,470,013
Industrials — 12.16%
Caterpillar	53,726	9,779,206
Honeywell International	45,391	9,654,666
Northrop Grumman	32,000	9,751,040
Raytheon Technologies	136,352	9,750,532
		38,935,444
Information Technology — 17.79%
Broadcom	21,800	9,545,130
Cisco Systems	214,900	9,616,775
Cognizant Technology Solutions Class A	117,852	9,657,971
Intel	183,800	9,156,916
Motorola Solutions	56,798	9,659,068
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Oracle	144,600	$9,354,174
		56,990,034
Materials — 2.97%
DuPont de Nemours	133,800	9,514,518
		9,514,518
Real Estate — 2.99%
Equity Residential	161,500	9,573,720
		9,573,720
Utilities — 3.00%
Edison International	153,100	9,617,742
		9,617,742
Total Common Stock (cost $287,137,702)		316,717,559

Short-Term Investments — 1.13%
Money Market Mutual Funds — 1.13%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	909,670	909,670
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	909,670	909,670
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	909,670	909,670
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	909,669	909,669
Total Short-Term Investments (cost $3,638,679)		3,638,679

Total Value of Securities—100.01% (cost $290,776,381)		320,356,238
Liabilities Net of Receivables and Other Assets—(0.01%)		(44,491)
Net Assets Applicable to 47,645,835 Shares Outstanding—100.00%		$320,311,747
†	Non-income producing security.

NQ-Q6V [12/20] 2/21 (1511372)    1

Schedule of investments
Delaware Equity Income Fund (Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-Q6V [12/20] 2/21 (1511372)